Investment Securities and Mortgage-Backed Securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investment Securities and Mortgage-Backed Securities
Investment Securities and Mortgage-Backed Securities

The following table summarizes the amortized cost and fair value of securities available-for-sale and securities held-to-maturity at December 31, 2013 and 2012 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

Available-for-sale portfolio:	2013
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$19,283,612	$21,357	$(1,569,870)	$17,735,099
Corporate	31,135,377	99,082	(2,444,803)	28,789,656
Agency asset backed securities	5,501,177	13,005	(112,037)	5,402,145
Trust preferred securities	1,000,165	1,518,114	—	2,518,279
State and municipal	32,608,388	759,331	(59,993)	33,307,726
Small Business Administration	3,348,956	10,459	(488)	3,358,927
	$92,877,675	$2,421,348	$(4,187,191)	$91,111,832
Mortgage-Backed Securities
Fannie Mae	$19,795,397	$112,679	$(221,682)	$19,686,394
Freddie Mac	6,790,301	64,316	(13,370)	6,841,247
Government National Mortgage Assoc.	10,748,073	217,352	(88,902)	10,876,523
Collateralized mortgage obligations	1,119,431	61,710	(3,037)	1,178,104
Private placement mortgage obligation	1,416,308	—	(41,793)	1,374,515
	$39,869,510	$456,057	$(368,784)	$39,956,783
Total available-for-sale	$132,747,185	$2,877,405	$(4,555,975)	$131,068,615

Held-to-maturity portfolio:	2013
	Amortized Cost	Gross Unrecognized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$42,184,791	$12,142	$(760,916)	$41,436,017
State and municipal	25,584,346	548,828	(258,743)	25,874,431
Small Business Administration	10,131,352	1,328	(100,735)	10,031,945
	$77,900,489	$562,298	$(1,120,394)	$77,342,393
Mortgage-Backed Securities
Fannie Mae	$30,129,835	$205,021	$(828,253)	$29,506,603
Freddie Mac	17,728,608	59,654	(187,092)	17,601,170
Government National Mortgage Assoc.	11,178,328	62,288	(222,761)	11,017,855
	$59,036,771	$326,963	$(1,238,106)	$58,125,628
Total held-to-maturity	$136,937,260	$889,261	$(2,358,500)	$135,468,021

2.    Investment Securities and Mortgage-Backed Securities (Continued)

Available-for-sale portfolio:	2012
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$47,210,403	$150,734	$(77,220)	$47,283,917
Corporate	40,740,074	1,005,611	(1,601,152)	40,144,533
Agency asset backed securities	5,799,929	29,163	—	5,829,092
Trust preferred securities	5,583,365	1,568,106	(1,530,026)	5,621,445
State and municipal	39,924,420	2,796,651	—	42,721,071
Small Business Administration	13,302,540	463,418	(119)	13,765,839
	$152,560,731	$6,013,683	$(3,208,517)	$155,365,897
Mortgage-Backed Securities
Fannie Mae	$20,697,976	$830,766	$(5,100)	$21,523,642
Freddie Mac	24,806,455	214,327	(26,821)	24,993,961
Government National Mortgage Assoc.	23,820,572	1,017,546	(18,788)	24,819,330
Collateralized mortgage obligations	1,574,116	92,315	—	1,666,431
	$70,899,119	$2,154,954	$(50,709)	$73,003,364
Total available-for-sale	$223,459,850	$8,168,637	$(3,259,226)	$228,369,261

Held-to-maturity portfolio:	2012
	Amortized Cost	Gross Unrecognized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$1,000,000	$38,765	$—	$1,038,765
State and municipal	9,779,376	938,501	—	10,717,877
Small Business Administration	394,073	2,747	—	396,820
	$11,173,449	$980,013	$—	$12,153,462
Mortgage-Backed Securities
Fannie Mae	$9,723,174	$404,674	$—	$10,127,848
Freddie Mac	3,142,362	106,836	—	3,249,198
Government National Mortgage Assoc.	5,038,380	211,526	—	5,249,906
	$17,903,916	$723,036	$—	$18,626,952
Total held-to-maturity	$29,077,365	$1,703,049	$—	$30,780,414

As of November 30, 2013, the Company transferred securities totaling $98.9 million with unrealized losses of $4.3 million from available-for-sale to the held-to-maturity portfolio. These securities were transferred to help mitigate interest rate risk on the most price sensitive securities. As a result, the securities are carried at the fair value at the time of transfer, which established a new amortized cost basis for book, and the difference between the par value of the securities and the fair value at the date of transfer will be accreted as an adjustment of yield.

The amortized cost and fair value of the investment securities portfolio are shown by contractual maturities.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

2.    Investment Securities and Mortgage-Backed Securities (Continued)

	Available-for-sale		Held-to-maturity
	December 31, 2013		December 31, 2013
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Within one year	$483,087	$483,837	$2,775,321	$2,825,696
After one year through five years	12,064,120	12,374,119	2,471,978	2,566,974
After five years through ten years	51,121,648	50,417,793	37,751,460	37,497,174
After ten years	29,208,820	27,836,083	34,901,730	34,452,549
Mortgage-backed securities	39,869,510	39,956,783	59,036,771	58,125,628
Total	$132,747,185	$131,068,615	$136,937,260	$135,468,021

 Sales of available-for-sale securities were as follows:

	2013	2012	2011
Proceeds	$50,193,241	$38,519,694	$52,262,277
Gross gains	$1,616,349	$830,618	$782,710
Gross losses	$(1,132,103)	$(34,337)	$(356,980)

The tax provision related to these net realized gains and losses was $187,355, $308,081 and $164,715 for 2013, 2012 and 2011 respectively.

Investment securities with a carrying value of $162,845,088 and $120,860,037 at December 31, 2013 and 2012 respectively were pledged to collateralize borrowing arrangements, secure public deposits and for other purposes required or permitted by law.  At year-end 2013 and 2012, there were no holdings of securities of any one issuer, other than the U.S. Government, its agencies and government sponsored enterprises, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2013 and 2012 aggregated by major security type and length of time in a continuous unrealized loss position:

2.    Investment Securities and Mortgage-Backed Securities (Continued)

December 31, 2013	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Available-for-sale
U.S. Agencies	$16,496,373	$(1,501,652)	$931,783	$(68,218)	$17,428,156	$(1,569,870)
Corporate	14,953,985	(707,302)	9,099,581	(1,737,501)	24,053,566	(2,444,803)
Agency asset backed securities	3,836,325	(112,037)	—	—	3,836,325	(112,037)
State and municipal	4,233,337	(59,993)	—	—	4,233,337	(59,993)
Small Business Administration	725,016	(483)	4,240	(5)	729,256	(488)
Fannie Mae	10,624,126	(221,682)	—	—	10,624,126	(221,682)
Freddie Mac	4,636,401	(13,370)	—	—	4,636,401	(13,370)
Government National Mortgage Assoc.	1,912,580	(39,054)	2,234,665	(49,848)	4,147,245	(88,902)
Collateralized mortgage obligations	335,098	(3,037)	—	—	335,098	(3,037)
Private placement mortgage obligation	1,374,515	(41,793)	—	—	1,374,515	(41,793)
Total securities available-for-sale	$59,127,756	$(2,700,403)	$12,270,269	$(1,855,572)	$71,398,025	$(4,555,975)
Held-to-maturity
U.S. Agencies	$36,271,274	$(706,007)	$4,152,601	$(54,909)	$40,423,875	$(760,916)
State and municipal	16,894,948	(258,743)	—	—	16,894,948	(258,743)
Small Business Administration	9,738,267	(100,735)	—	—	9,738,267	(100,735)
Fannie Mae	23,040,590	(828,253)	—	—	23,040,590	(828,253)
Freddie Mac	15,533,790	(187,092)	—	—	15,533,790	(187,092)
Government National Mortgage Assoc.	8,400,852	(222,761)	—	—	8,400,852	(222,761)
Total securities held-to-maturity	$109,879,721	$(2,303,591)	$4,152,601	$(54,909)	$114,032,322	$(2,358,500)

December 31, 2012	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Available-for-sale
U.S. Agencies	$17,430,998	$(77,220)	$—	$—	$17,430,998	$(77,220)
Corporate	10,922,340	(136,641)	9,526,184	(1,464,511)	20,448,524	(1,601,152)
Trust preferred securities	—	—	1,174,155	(1,530,026)	1,174,155	(1,530,026)
Small Business Administration	—	—	942,463	(119)	942,463	(119)
Fannie Mae	3,543,032	(5,100)	—	—	3,543,032	(5,100)
Freddie Mac	5,909,171	(26,821)	—	—	5,909,171	(26,821)
Government National Mortgage Assoc.	2,702,342	(18,788)	—	—	2,702,342	(18,788)
Total securities available-for-sale	$40,507,883	$(264,570)	$11,642,802	$(2,994,656)	$52,150,685	$(3,259,226)

As of December 31, 2013, the Company’s security portfolio consisted of 343 securities, 188 of which were in an unrealized loss position. The majority of the unrealized losses are related to the Company’s agency, mortgage-backed securities, state and municipal and corporate securities as discussed below.

U.S. Agency and Agency Mortgage-Backed Securities

Fannie Mae, Freddie Mac, Ginnie Mae and the Small Business Administration guarantee the contractual cash flows of our agency and mortgage-backed securities. Fannie Mae and Freddie Mac are institutions which the government has affirmed its commitment to support.  Our Ginnie Mae mortgage-backed securities are backed by the full faith and credit of the U.S. Government.  All of the agency mortgage-backed securities are residential mortgage-backed securities. At December 31, 2013, of the 163 U.S. Government sponsored enterprise agency and mortgage-backed securities in an unrealized loss position, six were in a continuous unrealized loss position for 12 months or more.  The unrealized losses at December 31, 2013 were primarily attributable to changes
2.    Investment Securities and Mortgage-Backed Securities (Continued)

in interest rates and illiquidity, and not credit quality.  The Company does not have the intent to sell these agency and mortgage-backed securities and it is likely that it will not be required to sell the securities prior to their anticipated recovery. The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2013.

Corporate Debt, Agency Asset Backed and Municipal Securities

At December 31, 2013, of the 23 corporate debt, agency asset backed and municipal securities in an unrealized loss position, eight were in a continuous unrealized loss position of 12 months or more.  We have assessed these securities and determined that the decline in fair value was temporary. In making this determination, we considered the period of time the securities were in a loss position, the percentage decline in comparison with the securities’ amortized cost, the financial condition of the issuer, and the delinquency or default rates based on the applicable bond ratings.  In addition, we do not have the intent to sell these securities and it is likely that we will not be required to sell these securities prior to the recovery of their amortized cost basis, which may be at maturity.  Included in the eight securities whose unrealized loss position exceeds 12 months was a $2.5 million Strats-Goldman Sachs Corporation obligation, maturing February 15, 2034 which is a variable rate note based on the 6 month libor. The current rate on the security is 1.34%.  The unrealized loss was $1,116,136 and $1,165,695 at December 31, 2013 and December 31, 2012, respectively.  In addition to the items noted above, we reviewed capital ratios, public filings of the issuer and related trust documents in the review of the unrealized loss.  The Strats-Goldman Sachs Corporation obligation is paying as agreed.  The other seven securities in a continuous unrealized loss position were finance sector corporate debt securities all rated above investment grade at December 31, 2013, with variable interest rates that have maturities ranging from 2020 to 2029.  The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2013.

Non-Agency Collateralized Mortgage Obligations

All of our non-agency collateralized mortgage obligations carry various amounts of credit enhancement. These securities were purchased based on the underlying loan characteristics such as loan to value ratio, credit scores, property type, location and the level of credit enhancement. As of December 31, 2013, one collateralized mortgage obligation and one private placement mortgage backed security were in a continuous unrealized loss position of less than 12 months. The unrealized losses at December 31, 2013 were primarily attributable to changes in interest rates and illiquidity and not credit quality. The Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery. The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2013.

Trust Preferred Securities

The Company has $1.0 million invested in two trust preferred securities as of December 31, 2013 which had unrealized gains of $1.5 million. As of December 31, 2012, the Company had $5.6 million invested in nine trust preferred securities. Four of the trust preferred securities totaling $4.4 million were in an unrealized gain position of $1.6 million as of December 31, 2012. Five of the trust preferred securities totaling $1.2 million as of December 31, 2012 had been in a continuous loss position exceeding 12 months. The unrealized loss on these five securities was $1.5 million as of December 31, 2012.

During the second quarter of 2013, Preferred Term X which had a principal balance of $681,000 was sold and a gain of $208,000 was realized on the sale. During the fourth quarter of 2013, five of the trust preferred securities having a principal balance of $2.2 million were sold and a net loss of $163,000 was realized on the sales. In addition, MMCF IX was liquidated by the Trustee during December 2013 and a gain on the liquidation of $47,000 was realized. Payments received on the trust preferred securities totaling $1.9 million and $912,000 for the twelve months ended December 31, 2013 and 2012, respectively, were applied to principal. The Company realized $439,000 and $229,000 of interest income on these securities for the twelve months ended December 31, 2013 and 2012 respectively.  As of September 30, 2012, three of the trust preferred securities were considered accruing. All of the other trust preferred securities had been on nonaccrual status since 2009. The interest income realized was based on estimated cash flows using assumptions that are considered as part of our OTTI analysis. All of the trust preferred securities are pooled issuances. The two remaining trust preferred securities were considered accruing as of December 31, 2013.

2.    Investment Securities and Mortgage-Backed Securities (Continued)

The following table provides detailed information related to the trust preferred securities held as of December 31, 2013:

Description	Class	Book Value (2)	Fair Value (4)	Unrealized Gain	Realized Loss (2) (3)	Lowest Rating (1)	Number of Banks Currently Performing	Actual Deferrals and Defaults as % of Original Collateral	Expected Additional Deferrals and Defaults as % of Performing Collateral	Excess Subordination Defaults as % of Performing Collateral

Preferred Term Ltd.	Mezz	$400,960	$1,007,311	$606,351	$(455,440)	C	7	47.80%	6.36%	(4.02)%
Preferred Term Ltd.	Mezz	599,205	1,510,968	911,763	(683,159)	C	7	47.80%	6.36%	(4.02)%
		$1,000,165	$2,518,279	$1,518,114	$(1,138,599)
 _________________________________________________
(1)The table represents ratings information as of December 31, 2013.  The securities had “investment grade” ratings by Moody’s (Baa2 or better) at time of purchase, but have since been downgraded by the rating agencies.
(2) Book value has been reduced by realized losses to reflect a new amortized cost basis.
(3) Represents life to date cumulative loss recognized in the income statement.
(4) Fair value was determined using Level 2 pricing. See Footnote 4 - Fair value for further information.

The Company uses the OTTI evaluation model to compare the present value of expected cash flows to the previous estimates to ensure there are no adverse changes in cash flows during the year as well as to accrue income.  The OTTI model considers the structure and term of the trust preferred securities and the financial condition of the underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes.  The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities.  Assumptions used in the model are as follows:

Significant inputs at 12/31/2013
Annual prepayment	1% annually
Projected severity of loss on current defaults	100%
Projected additional defaults	0.375% applied annually
Projected severity of loss on additional defaults	70%
Present value discount rates for OTTI	9.45%
Present value discount rates for fair value	12%

The discount rate ranges can vary depending on the index the instruments are tied to as well as the spread for each instrument. The company uses market-based yield indicators as a baseline for determining appropriate discount rates, then adjusts the resulting discount rates on the basis of its credit and structural analysis of specific trust preferred securities. The Company looks principally to market yields to maturity for investment grade and non-investment grade trust preferred securities for which there is an active and liquid market. The next step is to make a series of adjustments to reflect the differences that nevertheless exist between these products (both credit and structural) and, most importantly, to reflect idiosyncratic credit performance differences (both actual and projected) between these products and the underlying collateral in the specific trust preferred securities. In addition, utilization of the individual trust preferred investment’s interest crediting rate and if applicable, margin index is utilized in calculating the expected cash flows.

The Company reviews each issuer individually for projected future deferrals and defaults.  The purpose of the individual issuer review is to determine if an individual issuer demonstrates a significant likelihood of potential deferral/default so as to require a further addition to the projected additional default percentages as outlined in the table above.  This review includes obtaining quarterly financial information and monitoring new releases and pertinent information relative to those issuers.  The Company specifically reviews certain financial ratios including “Texas Ratio” as well as capital adequacy and participation in the Troubled
Asset Relief Program of each issuer.  The Company believes the “Texas Ratio (“TR”)” is a prominent indicator of the stress a financial institution is experiencing.  The TR is calculated by dividing nonperforming assets and loans, including past due 90 days
2.    Investment Securities and Mortgage-Backed Securities (Continued)

or more, by the sum of tangible equity and loan loss reserves. Management establishes various credit criteria, and combinations of credit criteria and those issuers meeting some combination of such criteria are considered additional deferrals as of the reporting date.  Based on the results of this analysis, the Company ensures that actual deferrals/defaults as well as forecasted deferrals/defaults of specific institutions are appropriately factored into the cash flow projections for each security.  The default and recovery probabilities for each piece of collateral were formed based on the evaluation of collateral credit and a review of historical default data and current/near term operating conditions.  There is no recovery estimated for actual defaulted issuers.  Projected deferrals are modeled in a consistent manner with actual deferrals. There was no other-than-temporary impairment recorded for the twelve months ended December 31, 2013 and 2012.

The two securities remain classified as available-for-sale at December 31, 2013.  It is possible that the underlying collateral of these securities will perform worse than expectations including an increase in deferrals/defaults above projections, which may lead to adverse changes in cash flows on these securities and potential future OTTI losses.  Events that may trigger material declines in fair value for these securities in the future would include, but are not limited to, deterioration of credit metrics, such as significantly higher levels of defaults, and severity of loss on the underlying collateral and further illiquidity.

The table below presents a roll-forward of the credit losses recognized in earnings for the twelve months ended December 31, 2013 and 2012:

	2013	2012

Beginning Balance	$5,878,666	$6,107,221
Additions for credit loss for which no previous other-than-temporary impairment was recognized	—	—
Reductions for previous credit losses realized on securities sold during the year	(92,400)	—
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(438,754)	(228,555)
Ending Balance	$5,347,512	$5,878,666